Geographical Information (Details) - Schedule of Company’s Net Revenue by Geographic Region - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Company’s Net Revenue by Geographic Region [Line Items]
Total net revenue	$ 2,058	$ 80	$ 3,488	$ 791
United States [Member]
Schedule of Company’s Net Revenue by Geographic Region [Line Items]
Revenue by geographic region	1,598	61	2,847	358
China [Member]
Schedule of Company’s Net Revenue by Geographic Region [Line Items]
Revenue by geographic region	288		288
Czech Republic [Member]
Schedule of Company’s Net Revenue by Geographic Region [Line Items]
Revenue by geographic region			17	185
Thailand [Member]
Schedule of Company’s Net Revenue by Geographic Region [Line Items]
Revenue by geographic region		19		245
Other [Member]
Schedule of Company’s Net Revenue by Geographic Region [Line Items]
Revenue by geographic region	$ 172		$ 336	$ 3